united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

The Teberg Fund

No-Load Class (TEBRX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Teberg Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No-Load Class	$91	1.75%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund’s portfolio at the start of the period looked much the same at the end. Despite some challenging days, keeping it unchanged appeared to be an effective strategy, as every holding achieved a positive return.

• The impressive upward climb of the semiconductor industry was interrupted during the period, with some notable downturns. July 17 was especially brutal, with Wall Street’s semiconductors index losing more than $500 billion in value on fears of U.S. trade restrictions with China. In turn, the two exchange-traded funds (ETFs) in the Fund’s portfolio tracking the semiconductor industry weren’t able to retain their spots as top performers as in recent past periods, although one came close.

Instead, the ETFs tracking the NASDAQ Composite Index and the S&P achieved the highest returns for the period, not far from double-digit growth.

• The returns of the remaining portfolio holdings achieved what were considered respectable gains and also contributed to the Fund’s positive return for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	The Teberg Fund - No-Load Class	S&P 500® Index	Dow Jones Industrial Average
09/30/14	$10,000	$10,000	$10,000
09/30/15	$9,122	$9,939	$9,789
09/30/16	$9,783	$11,472	$11,303
09/30/17	$11,160	$13,607	$14,180
09/30/18	$12,352	$16,044	$17,124
09/30/19	$12,542	$16,727	$17,845
09/30/20	$14,132	$19,260	$18,863
09/30/21	$18,846	$25,040	$23,419
09/30/22	$14,726	$21,165	$20,281
09/30/23	$18,868	$25,741	$24,171
09/30/24	$26,167	$35,098	$31,143

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Teberg Fund - No-Load Class	6.68%	38.69%	15.84%	10.10%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$48,189,346
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$193,420
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.2%
Exchange-Traded Funds	79.8%
Money Market Funds	1.9%
Open End Funds	1.8%
U.S. Government & Agencies	9.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.3%
Money Market Funds	1.9%
Insurance	7.2%
U.S. Treasury Obligations	9.3%
Equity	81.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	20.1%
Invesco QQQ Trust Series 1	17.6%
iShares Semiconductor ETF	11.3%
SPDR S&P 500 ETF Trust	10.6%
SPDR Dow Jones Industrial Average ETF Trust	10.0%
Berkshire Hathaway, Inc.	7.2%
iShares Core S&P Small-Cap ETF	4.6%
United States Treasury Bill, 5.170%, 10/01/24	4.2%
United States Treasury Bill, 4.980%, 10/24/24	4.1%
iShares Russell 2000 ETF	4.0%

Material Fund Changes

Effective November 27, 2023 the fiscal year end of the Fund was moved to September 30.

The Teberg Fund - No-Load Class (TEBRX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.abscapfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-TEBRX

The Teberg Fund

Investor Class (ABSTX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about The Teberg Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.abscapfunds.com. You can also request this information by contacting us at 1-866-209-1964. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	2.70%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The Fund’s portfolio at the start of the period looked much the same at the end. Despite some challenging days, keeping it unchanged appeared to be an effective strategy, as every holding achieved a positive return.

• The impressive upward climb of the semiconductor industry was interrupted during the period, with some notable downturns. July 17 was especially brutal, with Wall Street’s semiconductors index losing more than $500 billion in value on fears of U.S. trade restrictions with China. In turn, the two exchange-traded funds (ETFs) in the Fund’s portfolio tracking the semiconductor industry weren’t able to retain their spots as top performers as in recent past periods, although one came close.

Instead, the ETFs tracking the NASDAQ Composite Index and the S&P achieved the highest returns for the period, not far from double-digit growth.

• The returns of the remaining portfolio holdings achieved what were considered respectable gains and also contributed to the Fund’s positive return for the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	The Teberg Fund - Investor Class	S&P 500® Index	Dow Jones Industrial Average
09/30/14	$10,000	$10,000	$10,000
09/30/15	$9,122	$9,939	$9,789
09/30/16	$9,783	$11,472	$11,303
09/30/17	$11,160	$13,607	$14,180
09/30/18	$12,352	$16,044	$17,124
09/30/19	$12,542	$16,727	$17,845
09/30/20	$14,132	$19,260	$18,863
09/30/21	$18,846	$25,040	$23,419
09/30/22	$14,726	$21,165	$20,281
09/30/23	$18,868	$25,741	$24,171
09/30/24	$26,072	$35,098	$31,143

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
The Teberg Fund - Investor Class	6.29%	38.19%	15.76%	10.06%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Dow Jones Industrial Average	7.35%	28.85%	11.78%	12.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. Inception date for the Investor Class shares is February 29, 2024. Investor Class performance prior to February 29, 2024 shown in the table above is for the No-Load Class.

Fund Statistics

Net Assets	$48,189,346
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$193,420
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	7.2%
Exchange-Traded Funds	79.8%
Money Market Funds	1.9%
Open End Funds	1.8%
U.S. Government & Agencies	9.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.3%
Money Market Funds	1.9%
Insurance	7.2%
U.S. Treasury Obligations	9.3%
Equity	81.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VanEck Semiconductor ETF	20.1%
Invesco QQQ Trust Series 1	17.6%
iShares Semiconductor ETF	11.3%
SPDR S&P 500 ETF Trust	10.6%
SPDR Dow Jones Industrial Average ETF Trust	10.0%
Berkshire Hathaway, Inc.	7.2%
iShares Core S&P Small-Cap ETF	4.6%
United States Treasury Bill, 5.170%, 10/01/24	4.2%
United States Treasury Bill, 4.980%, 10/24/24	4.1%
iShares Russell 2000 ETF	4.0%

Material Fund Changes

Effective November 27, 2023 the fiscal year end of the Fund was moved to September 30.

The Teberg Fund - Investor Class (ABSTX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.abscapfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-ABSTX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

September 30, 2024	$13,500
March 31, 2024	$13,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

September 30, 2024	$3,250
March 31, 2024	$3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and March 31, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and March 31, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Insert Long Form Financial Statements

TEBRX (No-Load Class)
ABSTX (Investor Class)

Annual Financial Statements

September 30, 2024

1-866-209-1964
www.abscapfunds.com

THE TEBERG FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares				Fair Value
	COMMON STOCKS — 7.2%
	INSURANCE - 7.2%
5	Berkshire Hathaway, Inc., Class A(a)			$3,455,900

	TOTAL COMMON STOCKS (Cost $594,820)			3,455,900

	EXCHANGE-TRADED FUNDS — 79.8%
	EQUITY - 79.8%
17,000	Financial Select Sector SPDR Fund			770,440
17,400	Invesco QQQ Trust Series 1			8,492,418
18,999	iShares Core S&P Small-Cap ETF			2,222,123
8,674	iShares Russell 2000 ETF			1,916,000
23,550	iShares Semiconductor ETF			5,430,395
11,400	SPDR Dow Jones Industrial Average ETF Trust			4,823,568
8,920	SPDR S&P 500 ETF Trust			5,117,939
39,484	VanEck Semiconductor ETF			9,691,348
				38,464,231

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,567,651)			38,464,231

	OPEN END FUNDS — 1.8%
	EQUITY - 1.5%
15,900	Fidelity Low-Priced Stock Fund			706,450

	FIXED INCOME - 0.3%
59,278	Franklin Income Fund, Advisor Class			144,044
46	John Hancock High Yield Fund, Class I			144
131	PIMCO High Yield Fund, Institutional Class			1,068
				145,256

	TOTAL OPEN END FUNDS (Cost $767,203)			851,706

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 9.3%
	U.S. TREASURY BILLS — 8.3%
2,000,000	United States Treasury Bill(b)	5.1700	10/01/24	2,000,000
2,000,000	United States Treasury Bill(b)	4.9800	10/24/24	1,993,982
				3,993,982
	U.S. TREASURY NOTES — 1.0%
500,000	United States Treasury Note	2.2500	10/31/24	498,924

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,492,967)			4,492,906

See accompanying notes to financial statements.

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.9%
	MONEY MARKET FUNDS - 1.9%
913,125	First American Government Obligations Fund, Class X, 4.83% (Cost $913,125)(c)	$913,125

	TOTAL INVESTMENTS - 100.0% (Cost $18,335,766)	$48,177,868
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	11,478
	NET ASSETS - 100.0%	$48,189,346

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Zero coupon bond. Discount rate shown.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

THE TEBERG FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS:
Investments in securities at cost	$18,335,766
Investments in securities at value	$48,177,868
Dividends and interest receivable	50,696
Prepaid expenses and other assets	31,306
TOTAL ASSETS	48,259,870

LIABILITIES:
Accrued advisory fees	32,148
Payable to related parties	6,231
Distribution (12b-1) fees payable	12,681
Payable to auditors	17,005
Other accrued expenses	2,459
TOTAL LIABILITIES	70,524

NET ASSETS	$48,189,346

NET ASSETS CONSIST OF:
Paid in capital	$17,683,262
Accumulated earnings	30,506,084
NET ASSETS	$48,189,346

NET ASSET VALUE PER SHARE:
No-Load Class Shares:
Net Assets	$42,979,182
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	1,735,241
Net asset value (net assets / shares outstanding), offering and redemption price per share	$24.77

Investor Class Shares:
Net Assets	$5,210,164
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	211,122
Net asset value (net assets / shares outstanding), offering and redemption price per share	$24.68

See accompanying notes to financial statements.

THE TEBERG FUND
STATEMENTS OF OPERATIONS
September 30, 2024

	Period Ended
	September 30,	Year Ended March
	2024*	31, 2024
INVESTMENT INCOME
Dividend income	$162,774	$369,079
Interest income	55,523	4,858
TOTAL INVESTMENT INCOME	218,297	373,937

EXPENSES
Investment advisory fees	271,440	439,118
Distribution (12b-1) fees No Load Class	52,082	87,824
Distribution (12b-1) fees Investor Class	8,825	—
Administrative services fees	26,438	49,090
Printing and postage expenses	21,047	15,050
Audit fees	17,698	17,045
Transfer agent fees	14,292	32,535
Fund accounting fees	12,180	30,898
Compliance officer fees	10,517	23,759
Legal fees	10,099	38,743
Trustees’ fees and expenses	8,809	16,043
Registration fees	7,477	8,031
Custody fees	3,559	6,684
Insurance expense	1,987	600
Third party administrative servicing fees	449	151
Miscellaneous expenses	—	3,510
TOTAL EXPENSES	466,899	769,081
Less: Fees waived/expenses reimbursed by the Advisor	(78,020)	(152,238)
NET EXPENSES	388,879	616,843
NET INVESTMENT LOSS	(170,582)	(242,906)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from security transactions	1,055,096	1,033,610
Capital gain distributions from regulated investment companies	59,543	142,846
Net change in unrealized appreciation of investments	1,975,623	10,675,203
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,090,262	11,851,659

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,919,680	$11,608,753

*	Effective November 27, 2023, the Fund changed its fiscal year to September 30.

See accompanying notes to financial statements.

THE TEBERG FUND
STATEMENTS OF CHANGES IN NET ASSETS
September 30, 2024

	Period Ended
	September 30,	Year Ended	Year Ended
	2024*	March 31, 2024	March 31, 2023
FROM OPERATIONS:
Net investment loss	$(170,582)	$(242,906)	$(104,884)
Net realized gain/(loss) from investments	1,055,096	1,033,610	(129,136)
Capital gain distributions from regulated investment companies	59,543	142,846	100,388
Net change in unrealized appreciation/(depreciation) on investments	1,975,623	10,675,203	(2,998,544)
Net increase/(decrease) in net assets resulting from operations	2,919,680	11,608,753	(3,132,176)

FROM SHARES OF BENEFICIAL INTEREST:
No-Load Class:
Proceeds from shares sold	574,454	675,741	1,620,234
Payments for shares redeemed	(1,378,963)	(3,592,437)	(3,452,334)
Total No-Load Class	(804,509)	(2,916,696)	(1,832,100)

Investor Class(a):
Proceeds from shares sold	5,001,192	22	—
Payments for shares redeemed	(4,612)	—	—
Total Investor Class	4,996,580	22	—
Net increase/(decrease) in net assets resulting from shares of beneficial interest	4,192,071	(2,916,674)	(1,832,100)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	7,111,751	8,692,079	(4,964,276)

NET ASSETS
Beginning of period	41,077,595	32,385,516	37,349,792
End of period	$48,189,346	$41,077,595	$32,385,516

SHARE ACTIVITY:
No-Load Class:
Shares sold	23,936	33,726	101,912
Shares redeemed	(58,081)	(186,859)	(217,793)
Net decrease in shares of beneficial interest outstanding	(34,145)	(153,133)	(115,881)

Investor Class(a):
Shares sold	211,309	1	—
Shares redeemed	(188)	—	—
Net increase in shares of beneficial interest outstanding	211,121	1	—

*	Effective November 27, 2023, the Fund changed its fiscal year to September 30.

(a)	Investor Class shares commenced operations February 29, 2024.

See accompanying notes to financial statements.

THE TEBERG FUND
NO-LOAD CLASS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended September 30, 2024		Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Net asset value, beginning of year/period	$23.22		$16.85	$18.32	$16.99	$10.37	$11.52
Activity from investment operations:
Net investment income (loss)(a),(b)	(0.09)		(0.13)	(0.05)	(0.10)	(0.01)	0.07
Net realized and unrealized gain (loss) on investments	1.64		6.50	(1.42)	1.43	6.70	(1.14)
Total from investment operations	1.55		6.37	(1.47)	1.33	6.69	(1.07)
Less distributions from:
Net investment income	—		—	—	—	(0.07)	(0.08)
Net asset value, end of year/period	$24.77		$23.22	$16.85	$18.32	$16.99	$10.37
Total Return (c)	6.68	% (d)	37.80%	(8.02)%	7.83%	64.61%	(9.44)%
Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$42,979		$41,078	$32,386	$37,350	$36,101	$23,946
Ratio of expenses to average net assets:(e)
Before expense waiver	2.12	% (f)	2.18%	2.18%	2.03%	2.16%	2.22%
After expense waiver	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income/(loss) to average net assets:(b)(e)
Before expense waiver	(1.14	)% (f)	(1.12)%	(0.76)%	(0.83)%	(0.45)%	0.09%
After expense waiver	(0.77	)% (f)	(0.69)%	(0.33)%	(0.55)%	(0.04)%	0.56%
Portfolio turnover rate	0.17	% (d)	0.48%	0.60%	3.52%	1.13%	1.44%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

See accompanying notes to financial statements.

THE TEBERG FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period Ended	Period Ended
	September 30,	March 31,
	2024	2024(h)
Net asset value, beginning of period	$23.22	$22.44
Activity from investment operations:
Net investment loss(a),(b)	(0.13)	— (c)
Net realized and unrealized gain on investments	1.59	0.78
Total from investment operations	1.46	0.78
Net asset value, end of period	$24.68	$23.22
Total Return (d)(e)	6.29%	3.48%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$5,210	$23
Ratio of expenses to average net assets:(f)
Before expense waiver(g)	2.87%	2.93%
After expense waiver(g)	2.70%	2.70%
Ratio of net investment income/(loss) to average net assets:(b)(f)
Before expense waiver(g)	(1.25)%	(2.07)%
After expense waiver(g)	(1.08)%	(1.64)%
Portfolio turnover rate(e)	0.17%	0.48%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Less than $(0.005).

(d)	Total return assumes reinvestment of all dividends and distributions, if any. Had the Advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Investor class shares commenced operations on February 29, 2024.

See accompanying notes to financial statements.

THE TEBERG FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2024	ANNUAL REPORT

1.	ORGANIZATION

The Teberg Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a “fund of funds” in that it will generally invest in other investment companies. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

The Fund offers two classes of shares: the No-Load Class and Investor Class shares. No Load Class shares commenced operations on April 1, 2002. Investor Class shares commenced operations on February 29, 2024. At a meeting of the Audit Committee of the Board of Trustees (the “Board”) held on November 27, 2023, the fiscal year end of the Fund was moved to September 30. Each share class is offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standard Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument; factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the

THE TEBERG FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024	ANNUAL REPORT

value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Board shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,455,900	$—	$—	$3,455,900
Exchange-Traded Funds	38,464,231	—	—	38,464,231
Open End Funds	851,706	—	—	851,706
U.S. Government & Agencies	—	4,492,906	—	4,492,906
Short-Term Investment	913,125	—	—	913,125
Total	$43,684,962	$4,492,906	$—	$48,177,868

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Fund’s Schedule of Investments for additional detail, including industry classifications.

THE TEBERG FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024	ANNUAL REPORT

Federal Income Tax – The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2022 to March 31, 2024, or expected to be taken in the Fund’s September 30, 2024 year-end tax returns. The Fund identifies its current major tax jurisdictions as U.S. federal and the state of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

3.	PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. government securities, for the period ended September 30, 2024, amounted to $72,473 and $1,343,248, respectively.

THE TEBERG FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024	ANNUAL REPORT

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC (the “Adviser”) serves as investment adviser to the Fund. Subject to the oversight of the Board, the Adviser is responsible for the Fund’s investment portfolio. First Associated Investment Advisors, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Sub-Adviser is responsible for assuring that investments are made according to the Fund’s investment objective, policies, and restrictions. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Adviser directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the periods ended September 30, 2024 and March 31, 2024, the Adviser earned advisory fees of $271,440 and $439,118, respectively.

The Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until July 19, 2025, so that the total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 1.75% and 2.70% of the Fund’s average daily net assets for its No-Load Class and Investor Class shares, respectively. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Adviser. Under the Waiver Agreement, the adviser waived fees in the amount of $78,020 and $152,238 for the periods ended September 30, 2024 and March 31, 2024, respectively. As of September 30, 2024, the total amount of expense reimbursement subject to recapture amounted to $107,438, of which $29,418 will expire on March 31, 2027, and $78,020 will expire on September 30, 2027.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for the No-Load Class and Investor Class shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Fund may pay 0.25% per year of the average daily net assets of No-Load class shares and 1.00% of the average daily net assets for Investor Class shares for such distribution and shareholder service activities. For the period ended September 30, 2024, the Fund incurred 12b-1 fees attributable to No-Load and Investor class shares as follows:

No-Load	Investor
$52,082	$8,825

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

THE TEBERG FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024	ANNUAL REPORT

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the years ended September 30, 2024, March 31, 2024, and March 31, 2023.

As of September 30, 2024, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed	Accumulated	Post October			Unrealized	Total
Undistributed ordinary	long-term	capital and	loss and late	Capital loss	Other book/tax	appreciation on	accumulated
income	capital gains	other losses	year loss	carry forwards	differences	investments	earnings
$—	$837,644	$—	$(170,582)	$—	$—	$29,839,022	$30,506,084

The difference between book basis and tax basis unrealized appreciation and accumulated net realized losses from security transactions is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $170,582.

At September 30, 2024, the Fund did not have capital loss carryforwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Short-Term	Long-Term
Non-Expiring	Non-Expiring	Total	CLCF Utilized
$—	$—	$—	$272,733

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2024, as follows:

Accumulated
Paid In Capital	Earnings
$(98,936)	$98,936

At September 30, 2024, the tax cost of investments and unrealized appreciation/(depreciation) are as follows:

			Net unrealized
Tax cost of	Gross unrealized	Gross unrealized	appreciation on
investments	appreciation	depreciation	investments
$18,338,846	$29,842,290	$(3,268)	$29,839,022

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Constellation Trust held approximately 43.16% of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Constellation Trust Co. are also owned beneficially by any party who would be presumed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Teberg Fund and Board of Trustees of

Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Teberg Fund (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
The Teberg Fund	For the period ended September 30, 2024 and year ended March 31, 2024	For the period ended September 30, 2024, and for the years ended March 31, 2024 and 2023

The Fund’s financial highlights for the year ended March 31, 2022, and prior, were audited by other auditors whose report dated May 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 27, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer
Date: 12/2/2024

By	/s/ Richard Gleason
Richard Gleason
Principal Financial Officer
Date: 12/2/2024